Consolidated Group income statement - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020 [1]	Jul. 31, 2019	[1],[2]
Profit or loss [abstract]
Revenue	$ 22,792	$ 19,940	$ 19,729
Cost of sales	(15,812)	(13,957)	(13,822)
Gross profit	6,980	5,983	5,907
Operating costs	(4,946)	(4,534)	(4,528)
Operating profit	2,034	1,449	1,379
Finance costs	(145)	(147)	(86)
Finance income	1	7	12
Share of profit/(loss) after tax of associates	1	(2)	2
Gain on disposal of interests in associates and other investments	0	7	3
Impairment of interests in associates	0	(22)	(9)
Profit before tax	1,891	1,292	1,301
Tax	(241)	(317)	(259)
Profit from continuing operations	1,650	975	1,042
(Loss) profit from discontinued operations	(142)	(14)	66
Profit for the year attributable to shareholders of the Company	$ 1,508	$ 961	$ 1,108
Earnings per share [abstract]
Basic earnings per share, Continuing operations and discontinued operations (in US cents per share)	$ 6.747	$ 4.275	$ 4.813
Diluted earnings per share, Continuing operations and discontinued operations (in US cents per share)	6.705	4.235	4.778
Basic earnings per share, Continuing operations only (in US cents per share)	7.383	4.337	4.526
Diluted earnings per share, Continuing operations only (in US cents per share)	$ 7.337	$ 4.297	$ 4.493

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.